NICHOLAS MONEY MARKET FUND INC | NICHOLAS MONEY MARKET FUND INC
SUMMARY
Investment Objective
The Fund’s primary investment objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NICHOLAS MONEY MARKET FUND INC NICHOLAS MONEY MARKET FUND INC NICHOLAS MONEY MARKET FUND INC USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	$ 15.00
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NICHOLAS MONEY MARKET FUND INC NICHOLAS MONEY MARKET FUND INC NICHOLAS MONEY MARKET FUND INC
Management Fees	0.30%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	0.51%	[1]
[1]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses do not reflect the Adviser's voluntary absorption of Fund expenses during the year ended December 31, 2015. After reimbursement of expenses, Management Fees, Other Expenses and Total Annual Fund Operating Expenses were 0.07%, 0.21%, and 0.28%, respectively. Currently the Adviser has agreed to voluntarily absorb management fees of 0.30% of the average net assets on an annual basis. The Adviser may decrease or discontinue its absorption of the Fund's expenses at any time in its sole discretion.

The Fund’s adviser, Nicholas Company, Inc. (the “Adviser”), has or may voluntarily undertake to waive a portion of the Fund’s management fee to the extent necessary to assist the Fund in attempting to avoid a negative yield. There is no guarantee that the Fund will avoid a negative yield. Such undertaking may be amended or withdrawn at any time.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Year	Five Year	Ten Year
NICHOLAS MONEY MARKET FUND INC | NICHOLAS MONEY MARKET FUND INC | NICHOLAS MONEY MARKET FUND INC | USD ($)	52	164	285	640

Principal Investment Strategies
The Fund is managed to provide a stable share price of $1.00, but there can be no assurance that the net asset value per share will not vary. The Fund invests only in short-term instruments (maturing in 397 days or less) and primarily invests in commercial paper, variable rate demand notes, other corporate debt instruments that meet specific credit quality and maturity standards (as discussed further herein), government securities, and financial institution obligations. Financial institution obligations include certificates of deposit and banker’s acceptances.

Money market funds, such as the Fund, must meet certain portfolio credit quality, maturity and diversification standards established by the SEC under the Investment Company Act of 1940. These standards include requirements to maintain high credit quality in its portfolio, maintain a short average portfolio maturity to minimize the effects of changes in interest rates on the value of the portfolio and to diversify the Fund’s investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund’s shares. The Fund manages its portfolio subject to these strict SEC guidelines. To minimize the effect of changing interest rates on the net asset value of the Fund’s shares, the Fund intends to keep the weighted average maturity of its holdings to 60 days or less.

The Fund’s Adviser uses its best judgment in selecting investments, taking into consideration interest rates, terms and marketability of obligations as well as the capitalization, earnings, liquidity and other indicators of the financial condition of the issuer in arriving at investment decisions.
Principal Risks of Investing
Money market funds are managed to maintain a $1.00 price per share. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For example, there are risks that the Fund’s holdings could have their credit ratings downgraded, or an issuer could default, or that interest rates could rise sharply, thereby causing the value of the Fund’s securities (and its share price) to fall. As a result, there is a risk that the price of the Fund’s shares could fall below $1.00.

In addition, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. There also is no guarantee that the Fund’s return will equal or exceed the rate of inflation.

As with all mutual funds, there is no guarantee that the Fund will achieve its goals.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency of the U.S. government. Although the Fund tries to maintain a $1.00 per share price, it is possible to lose money by investing in the Fund.
Performance
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years. Variability of returns is one measure of the risks of investing in money market funds. The Fund’s returns, as shown below, have reflected changes in prevailing interest rates. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 1.23% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.00% (for each quarter ended in 2011, 2012, 2013, 2014 and 2015).
This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2015 (the Fund’s most recently completed calendar year), compared to the returns of the Consumer Price Index (“CPI”).
Average Annual Total Returns - NICHOLAS MONEY MARKET FUND INC - NICHOLAS MONEY MARKET FUND INC	One Year	Five Year	Ten Year
NICHOLAS MONEY MARKET FUND INC	none	none	1.17%
CPI	0.66%	1.53%	1.85%

7 Day Yield(1) 0.00%
(1)       The Fund’s 7-day yield as of December 31, 2015 was calculated according to a required standard formula. To obtain the Fund’s current 7-day yield information, please call 800-544-6547.

Of course, the Fund’s past performance is no guarantee of its future returns.